CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables	231,439	211,399
Receivables from financing activities	966,448	878,496
Current tax receivables	21,078	128,234
Other current assets	92,830	64,295
Total	1,311,795	1,282,424

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables due from:
Dealers	74,589	64,739
FCA Group companies	49,782	47,882
Sponsorship and commercial activities	46,375	43,500
Brand activities	24,937	26,247
Other	35,756	29,031
Total	231,439	211,399

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2019	2018
	(€ thousand)
Trade receivables denominated in:
Euro	127,226	128,396
U.S. Dollar	75,138	68,410
Pound Sterling	7,238	3,440
Chinese Yuan	2,101	1,777
Japanese Yen	11,018	1,571
Other	8,718	7,805
Total	231,439	211,399

Disclosure of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2019	2018
	(€ thousand)
At January 1,	24,346	21,993
Provision	2,976	2,737
Use and other changes	(151)	(384)
At December 31,	27,171	24,346

Disclosure of receivables from financing activities
Receivables from financing activities relate entirely to the financial services portfolio in the United States and are detailed as follows:

	At December 31,
	2019	2018
	(€ thousand)
Client financing	950,842	851,209
Dealer financing	15,606	27,287
Total receivables from financing activities	966,448	878,496

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2019	2018
	(€ thousand)
At January 1,	6,457	6,948
Provision	4,739	2,687
Use and other changes	(3,716)	(3,178)
At December 31,	7,480	6,457

Disclosure of other current assets
Other current assets are detailed as follows:

	At December 31,
	2019	2018
	(€ thousand)
Italian and foreign VAT credits	48,719	20,466
Prepayments	39,856	35,758
Other	4,255	8,071
Total other current assets	92,830	64,295

Disclosure of current receivables and other current assets by due date
The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2019
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	184,613	48	—	46,778	231,439
Receivables from financing activities	165,164	683,096	58,740	59,448	966,448
Client financing	161,753	670,901	58,740	59,448	950,842
Dealer financing	3,411	12,195	—	—	15,606
Current tax receivables	20,397	681	—	—	21,078
Other current assets	52,449	346	179	—	52,974
Total	422,623	684,171	58,919	106,226	1,271,939

	At December 31, 2018
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	174,627	—	—	36,772	211,399
Receivables from financing activities	172,049	600,615	52,032	53,800	878,496
Client financing	144,762	600,615	52,032	53,800	851,209
Dealer financing	27,287	—	—	—	27,287
Current tax receivables	127,573	661	—	—	128,234
Other current receivables	28,036	494	7	—	28,537
Total	502,285	601,770	52,039	90,572	1,246,666